Minimum Future Rentals On Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2014	$ 6,679
2015	5,014
2016	2,999
2017	1,616
2018	949
Thereafter	3,177
Total minimum future lease payments, lease	20,434
2014	(656)
2015	(770)
2016	(614)
2017	(408)
2018	(228)
Thereafter	(684)
Total minimum future lease payments, sublease income	(3,360)
2014	6,023
2015	4,244
2016	2,385
2017	1,208
2018	721
Thereafter	2,493
Total minimum future lease payments, Net lease	$ 17,074